Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Fixed Maturity Securities by Sector
Fixed maturity securities by sector were as follows at:

	December 31, 2022					December 31, 2021
	Amortized Cost	Allowance for Credit Losses	Gross Unrealized		Estimated Fair Value	Amortized Cost	Allowance for Credit Losses	Gross Unrealized		Estimated Fair Value
			Gains	Losses				Gains	Losses
	(In millions)
U.S. corporate	$ 2,349	$ —	$ 2	$ 321	$ 2,030	$ 2,315	$ —	$ 143	$ 15	$ 2,443
Foreign corporate	779	—	1	109	671	669	—	31	7	693
CMBS	358	—	—	41	317	333	—	18	2	349
ABS	295	—	—	14	281	312	—	1	—	313
RMBS	304	—	2	31	275	270	—	11	2	279
State and political subdivision	298	—	1	54	245	290	—	15	2	303
U.S. government and agency	205	—	—	13	192	252	—	40	—	292
Foreign government	17	—	—	3	14	23	—	2	—	25
Total fixed maturity securities	$ 4,605	$ —	$ 6	$ 586	$ 4,025	$ 4,464	$ —	$ 261	$ 28	$ 4,697

Maturities of Fixed Maturity Securities
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at
December 31, 2022:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
(In millions)
Amortized cost	$ 72	$ 1,022	$ 1,411	$ 1,143	$ 957	$ 4,605
Estimated fair value	$ 71	$ 951	$ 1,220	$ 910	$ 873	$ 4,025

Continuous Gross Unrealized Losses for Fixed Maturity Securities by Sector
The estimated fair value and gross unrealized losses of fixed maturity securities in an unrealized loss position, by sector and by length of time that the securities have been in a continuous unrealized loss position, were as follows at:

	December 31, 2022				December 31, 2021
	Less than 12 Months		12 Months or Greater		Less than 12 Months		12 Months or Greater
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(Dollars in millions)
U.S. corporate	$ 1,605	$ 217	$ 362	$ 104	$ 583	$ 13	$ 21	$ 2
Foreign corporate	500	64	160	45	193	5	11	2
CMBS	254	26	63	15	72	2	10	—
ABS	164	8	107	6	138	—	2	—
RMBS	165	16	79	15	114	2	—	—
State and political subdivision	139	33	85	21	107	2	—	—
U.S. government and agency	178	13	—	—	—	—	—	—
Foreign government	13	2	1	1	6	—	2	—
Total fixed maturity securities	$ 3,018	$ 379	$ 857	$ 207	$ 1,213	$ 24	$ 46	$ 4
Total number of securities in an unrealized loss position	1,293		497		602		20

Mortgage Loans by Portfolio Segment
Mortgage loans are summarized as follows at:

	December 31,
	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
	(Dollars in millions)
Commercial	$ 940	77.2%	$ 593	73.1%
Agricultural	283	23.2	220	27.1
Total mortgage loans	1,223	100.4	813	100.2
Allowance for credit losses	(5)	(0.4)	(2)	(0.2)
Total mortgage loans, net	$ 1,218	100.0%	$ 811	100.0%

Rollforward of the Allowance for Credit Losses for Mortgage Loans by Portfolio Segment
The changes in the allowance for credit losses by portfolio segment were as follows:

	Commercial	Agricultural	Total
	(In millions)
Balance at January 1, 2020	$ 1	$ 1	$ 2
Current period provision	—	—	—
Balance at December 31, 2020	1	1	2
Current period provision	—	—	—
Balance at December 31, 2021	1	1	2
Current period provision	3	—	3
Balance at December 31, 2022	$ 4	$ 1	$ 5

Credit Quality of Mortgage Loans by Portfolio Segment
The amortized cost of mortgage loans by year of origination and credit quality indicator was as follows at:

	2022	2021	2020	2019	2018	Prior	Total
	(In millions)
December 31, 2022
Commercial mortgage loans
Loan-to-value ratios:
Less than 65%	$ 345	$ 171	$ 31	$ 108	$ 10	$ 135	$ 800
65% to 75%	37	—	—	25	13	41	116
76% to 80%	—	—	—	5	—	—	5
Greater than 80%	—	—	—	10	5	4	19
Total commercial mortgage loans	382	171	31	148	28	180	940
Agricultural mortgage loans
Loan-to-value ratios:
Less than 65%	48	41	43	31	16	36	215
65% to 75%	26	34	—	7	1	—	68
Total agricultural mortgage loans	74	75	43	38	17	36	283
Total	$ 456	$ 246	$ 74	$ 186	$ 45	$ 216	$ 1,223

	2021	2020	2019	2018	2017	Prior	Total
	(In millions)
December 31, 2021
Commercial mortgage loans
Loan-to-value ratios:
Less than 65%	$ 121	$ 31	$ 100	$ 16	$ 13	$ 158	$ 439
65% to 75%	50	—	52	13	7	16	138
76% to 80%	—	—	—	—	—	1	1
Greater than 80%	—	—	—	5	—	10	15
Total commercial mortgage loans	171	31	152	34	20	185	593
Agricultural mortgage loans
Loan-to-value ratios:
Less than 65%	42	45	33	17	6	35	178
65% to 75%	34	—	7	1	—	—	42
Total agricultural mortgage loans	76	45	40	18	6	35	220
Total	$ 247	$ 76	$ 192	$ 52	$ 26	$ 220	$ 813
The loan-to-value ratio is a measure commonly used to assess the quality of commercial and agricultural mortgage loans. The loan-to-value ratio compares the amount of the loan to the estimated fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. A loan-to-value ratio less than
100% indicates an excess
of collateral value over the loan amount. Loan-to-value ratios greater than
100% indicate that the loan amount exceeds the
collateral value. Performing status is a measure commonly used to assess the quality of residential mortgage loans. A loan is considered performing when the borrower makes consistent and timely payments.
The amortized cost of commercial mortgage loans by debt-service coverage ratio was as follows at:

	December 31,
	2022		2021
	Amortized Cost	% of Total	Amortized Cost	% of Total
	(Dollars in millions)
Debt service coverage ratios:
Greater than 1.20x	$ 894	95.1%	$ 510	86.0%
1.00x - 1.20x	21	2.2	46	7.8
Less than 1.00x	25	2.7	37	6.2
Total	$ 940	100.0%	$ 593	100.0%

Net Unrealized Investment Gains (Losses)
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Fixed maturity securities	$ (580)	$ 233	$ 383
Derivatives	19	7	1
Subtotal	(561)	240	384
Amounts allocated from:
Future policy benefits	—	(35)	(20)
DAC	38	(34)	(38)
Subtotal	38	(69)	(58)
Deferred income tax benefit (expense)	110	(36)	(68)
Net unrealized investment gains (losses)	$ (413)	$ 135	$ 258

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Balance at January 1,	$ 135	$ 258	$ 122
Unrealized investment gains (losses) during the year	(801)	(144)	208
Unrealized investment gains (losses) relating to:
Future policy benefits	35	(15)	(17)
DAC	72	4	(19)
Deferred income tax benefit (expense)	146	32	(36)
Balance at December 31,	$ (413)	$ 135	$ 258
Change in net unrealized investment gains (losses)	$ (548)	$ (123)	$ 136

Invested Assets on Deposit and Pledged as Collateral
Invested assets on deposit and pledged as collateral at estimated fair value were as follows at:

	December 31,
	2022	2021
	(In millions)
Invested assets on deposit (regulatory deposits)	$ 1	$ 2
Invested assets pledged as collateral (1)	236	161
Total invested assets on deposit and pledged as collateral (2)	$ 237	$ 163
(1)
The Company has pledged invested assets in connection with derivative transactions (see Note 7).
(2)
The Company did
no
t hold any restricted cash and cash equivalents at either December 31, 2022 or 2021.

Variable Interest Entities
The carrying amount and maximum exposure to loss related to the VIEs for which the Company has concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

	December 31,
	2022		2021
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
	(In millions)
Fixed maturity securities	$ 342	$ 373	$ 326	$ 308

Components of Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Investment income:
Fixed maturity securities	$ 149	$ 135	$ 112
Mortgage loans	40	26	26
Cash, cash equivalents and short-term investments	6	—	1
Other	2	2	1
Total investment income	197	163	140
Less: Investment expenses	9	6	6
Net investment income	$ 188	$ 157	$ 134

Components of Net Investment Gains (Losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Fixed maturity securities	$ (10)	$ (2)	$ 13
Mortgage loans	(2)	—	—
Other	—	(1)	—
Total net investment gains (losses)	$ (12)	$ (3)	$ 13

Sales or Disposals of Fixed Maturity Securities
Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Proceeds	$ 459	$ 153	$ 321
Gross investment gains	$ 7	$ 1	$ 14
Gross investment losses	(17)	(3)	(1)
Net investment gains (losses)	$ (10)	$ (2)	$ 13